WARRANTS (Tables)	12 Months Ended
Dec. 31, 2014
Warrants Tables
Warrants outstanding
	December 31, 2014
		Weighted
		Average
		Exercise
	Shares	Price
Warrants outstanding – beginning of year	19,550,817	$0.17
Warrants exercised	(10,332,199)	0.19
Warrants granted	11,491,227	0.30
Warrants expired	-	-

Warrants outstanding – end of period	20,709,845	$0.23

Weighted exercise price and weighted fair value of the warrants granted
December 31, 2014
Weighted
	Average	Weighted
	Exercise	Average
	Price	Fair Value
Weighted average of warrants granted during the twelve months whose exercise price exceeded fair market value at the date of grant	$0.30	$0.45

Summarizes information about fixed-price warrants outstanding
	Number	Average
Range of	Outstanding at	Remaining	Weighted
Exercise	December 31,	Contractual	Average
Prices	2014	Life	Exercise Price

$0.33	3,154,800	1 Month	$0.33
$0.33	564,000	2 Months	$0.33
$0.33	264,000	3 Months	$0.33
$0.33	1,188,000	4 Months	$0.33
$0.33	120,000	5 Months	$0.33
$0.33	249,600	6 Months	$0.33
$0.46	600,000	8 Months	$0.46
$0.46	150,000	13 Months	$0.46
$0.85	40,000	16 Months	$0.85
$0.40	333,333	20 Months	$0.40
$0.33	439,637	25 Months	$0.33
$0.16	750,000	27 Months	$0.16
$0.30	964,912	43 Months	$0.30
$0.30	4,824,561	44 Months	$0.30
$0.06	7,067,002	46 Months	$0.06
	20,709,845